Share Capital	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share Capital
21	SHARE CAPITAL

	December 31, 2021			December 31, 2020
	Class A	Class B	Undesignated	Undesignated
Number of shares issued and fully paid-up:
At beginning of the year	—	—	123,500,000	123,500,000
Re-designation	—	123,500,000	(123,500,000)	—
Issuance of shares	22,262,800	—	—	—

At end of the year	22,262,800	123,500,000	—	123,500,000

Number of shares authorized	50,000,000	200,000,000	250,000,000	500,000,000

	December 31, 2021			December 31, 2020
	Class A	Class B	Undesignated	Undesignated
	S$’000	S$’000	S$’000	S$’000
Amount of outstanding shares issued and fully-paid	3	16	—	*

*	Amount is less than S$1,000
On May
21
,
2021
, the Company completed the following transactions which resulted in the increase in number of issued ordinary shares from one
ordinary share to
123,500,000
ordinary shares:

(i)	A share split pursuant to which the one ordinary share was sub-divided into 10,000 ordinary shares; and

(ii)	An issuance of additional 123,490,000 ordinary shares for a nominal consideration of S$19,466 (US $12,349 ) . Such issuance was accounted for as a share split.
All references in the accompanying financial statements and related notes to the number of ordinary shares and per share data have been revised on a retroactive basis for all periods presented to reflect the effect of the above transactions.

On September

7
,
2021
, TDCX Inc. filed a registration statement on Form F
-1
with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its ADSs representing Class A ordinary shares. The registration statement for listing its ADSs in the New York Stock Exchange was declared effective on September
30
,
2021
.
19,358,957
ADSs were sold in this offering, with each ADS representing
one
Class A ordinary share. The public offering price was US$
18
per ADS. On October
5
,
2021
, the Company issued
19,358,957
Class A ordinary shares for this capital increase. On October
12
,
2021
, the Company closed its underwritten follow-on offering of
2,903,843
ADSs, with each ADS representing
one
Class A ordinary share. The public offering price was US$
18
per ADS. The Company issued
2,903,843
Class A ordinary shares for this capital increase. The Class A ordinary shares are fully paid, carries one vote per share and a right to dividends.
Immediately prior to the completion of the offering, the Company has two classes of shares, the Class A ordinary shares and Class B ordinary shares. The authorized share capital upon immediately prior to the completion of the offering was US$50,000 divided into 500,000,000 shares comprising:

(i)	50,000,000 Class A ordinary shares of a par value of US$0.0001 each;
(ii)	200,000,000 Class B ordinary shares of a par value of US$0.0001 each; and
(iii)	250,000,000 undesignated shares of a par value of US$0.0001 each.
Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by a shareholder to any person who is not an affiliate of such shareholder, or upon a change of ultimate beneficial ownership of any Class B ordinary share to any person who is not an affiliate of the registered shareholder of such Class B ordinary share, such Class B ordinary share will automatically and immediately convert into one Class A ordinary share. In addition, each Class B ordinary share will automatically and immediately convert into one Class A ordinary share, upon the earlier of the following: the date that is 15 years from September 30, 2021; or nine months after the death or permanent disability of Mr. Laurent Junique.

All 123,500,000
ordinary shares were automatically converted by way of re-designation and reclassification of existing shares into Class B ordinary shares on a
one-for-one
basis immediately prior to the completion of the offering. The Class B ordinary shares are fully paid, carries ten votes per share and a right to dividends.